STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .8%
General Motors	213,450	[a]	12,659,720
Banks - 9.0%
Bank of America	981,638		41,611,635
Citizens Financial Group	201,672		10,063,433
JPMorgan Chase & Co.	289,735		47,586,076
Truist Financial	196,140		12,117,529
U.S. Bancorp	199,179		12,106,100
Wells Fargo & Co.	523,038		24,436,335
			147,921,108
Capital Goods - 9.8%
Carrier Global	398,399		18,298,466
Eaton	204,967		29,771,457
Howmet Aerospace	576,646	[a]	20,459,400
Hubbell	82,611		15,748,961
Ingersoll Rand	348,283	[a]	17,288,768
L3Harris Technologies	76,015		16,575,831
Northrop Grumman	42,980		15,725,093
Quanta Services	161,934		15,440,407
The Boeing Company	43,955	[a]	10,857,764
			160,166,147
Consumer Services - 3.6%
Booking Holdings	6,942	[a]	16,393,880
Expedia Group	95,895	[a]	16,968,620
Las Vegas Sands	431,496	[a]	24,918,894
			58,281,394
Diversified Financials - 14.7%
Ally Financial	332,631		18,198,242
Ameriprise Financial	135,154		35,118,415
Berkshire Hathaway, Cl. B	176,611	[a]	51,118,288
Capital One Financial	239,110		38,444,106
Equitable Holdings	226,549		7,192,931
Morgan Stanley	109,255		9,936,742
The Charles Schwab	547,576		40,438,488
The Goldman Sachs Group	26,209		9,750,272
Voya Financial	468,595		30,702,344
			240,899,828
Energy - 8.3%
Devon Energy	727,794		19,330,209
EQT	603,510	[a]	12,601,289

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Energy - 8.3% (continued)
Exxon Mobil	541,229		31,591,537
Hess	284,459		23,843,353
Marathon Petroleum	541,146		33,442,823
Valero Energy	199,091		16,006,916
			136,816,127
Food, Beverage & Tobacco - 4.4%
Mondelez International, Cl. A	366,620		23,291,369
PepsiCo	137,228		20,301,510
Philip Morris International	288,759		27,845,030
			71,437,909
Health Care Equipment & Services - 11.9%
Alcon	226,892		15,809,835
Becton Dickinson & Co.	55,531		13,432,394
Centene	300,448	[a]	22,112,973
CVS Health	207,216		17,911,751
Danaher	76,523		19,600,601
Dentsply Sirona	177,170		11,856,216
HCA Healthcare	57,190		12,283,840
Laboratory Corp. of America Holdings	58,258	[a]	15,990,656
McKesson	40,709		7,832,005
Medtronic	330,828		41,879,517
Zimmer Biomet Holdings	92,847		15,628,936
			194,338,724
Insurance - 3.7%
Aon, Cl. A	77,342		19,596,143
Assurant	255,508		41,175,114
			60,771,257
Materials - 4.6%
CF Industries Holdings	329,283		17,507,977
Freeport-McMoRan	311,609		13,311,936
Newmont	428,748		31,504,403
Vulcan Materials	36,369		6,667,165
West Fraser Timber	93,709		7,216,530
			76,208,011
Media & Entertainment - 4.4%
Alphabet, Cl. A	23,648	[a]	55,734,789
Comcast, Cl. A	289,507		16,600,331
			72,335,120
Pharmaceuticals Biotechnology & Life Sciences - 5.2%
AbbVie	158,041		17,890,241
Biogen	13,981	[a]	3,739,638
Elanco Animal Health	382,458	[a]	13,760,839
Eli Lilly & Co.	130,752		26,116,404
Horizon Therapeutics	84,913	[a]	7,783,126

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.2% (continued)
United Therapeutics	41,528	[a]	7,720,055
Viatris	529,867		8,075,173
			85,085,476
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials	120,521		16,647,566
Micron Technology	90,193	[a]	7,588,839
Qualcomm	123,496		16,615,152
			40,851,557
Software & Services - 1.6%
Cloudera	1,225,948	[a]	15,765,691
Dolby Laboratories, Cl. A	109,940		10,723,548
			26,489,239
Technology Hardware & Equipment - 4.1%
Ciena	151,904	[a]	8,031,164
Cisco Systems	476,176		25,189,710
Corning	401,458		17,515,613
F5 Networks	42,327	[a]	7,848,696
Nokia, ADR	1,619,144	[a]	8,354,783
			66,939,966
Telecommunication Services - .9%
Vodafone Group, ADR	798,617		14,750,456
Transportation - 2.8%
FedEx	53,591		16,870,983
Union Pacific	129,532		29,109,726
			45,980,709
Utilities - 5.8%
Clearway Energy, Cl. C	454,103		12,183,583
Exelon	798,800		36,041,856
NextEra Energy Partners	228,706		15,636,629
PPL	522,071		15,197,487
The AES	625,240		15,887,348
			94,946,903
Total Common Stocks (cost $1,207,115,024)			1,606,879,651

Exchange-Traded Funds - 1.3%
Registered Investment Companies - 1.3%
iShares Russell 1000 Value ETF (cost $20,282,957)	126,471		20,378,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,349,271)	0.04	10,349,271	[b]	10,349,271
Total Investments (cost $1,237,747,252)		100.0%		1,637,607,194
Cash and Receivables (Net)		.0%		424,160
Net Assets		100.0%		1,638,031,354

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,606,879,651	-	-	1,606,879,651
Exchange-Traded Funds	20,378,272	-	-	20,378,272
Investment Companies	10,349,271	-	-	10,349,271

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $399,859,942, consisting of $404,521,998 gross unrealized appreciation and $4,662,056 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.